Derivative Instruments and Hedging Activities (Narrative) (Details)	Dec. 31, 2019 USD ($) Number_of_interest_rate_swaps
THE DAYTON POWER AND LIGHT COMPANY [Member]
Number of Interest Rate Swaps | Number_of_interest_rate_swaps	2
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Long-term Debt, Gross	$ 140,000,000.0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount, Purchase (Sales), Net	$ 140,000,000.0